1
The Gabelli Utilities Fund
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 100.0%
ENERGY AND UTILITIES  — 86.4%
Alternative Energy  — 0.7%
380,000 Algonquin Power & Utilities Corp. ............. $ 2,401,388
13,000 Brookfield Renewable Corp., Cl. A ............. 319,410
10,000 Clearway Energy Inc., Cl. C ....................... 230,500
900 Enphase Energy Inc.† ............................... 108,882
22,500 Eos Energy Enterprises Inc.† .................... 23,175
1,000 First Solar Inc.† ........................................ 168,800
10,000 Fluence Energy Inc.† ................................ 173,400
12,500 Landis+Gyr Group AG ............................... 959,832
66,500 NextEra Energy Partners LP ...................... 2,000,320
65,000 Ormat Technologies Inc. ........................... 4,302,350
1,300 SolarEdge Technologies Inc.† ................... 92,274
10,780,331
Diversified Industrial  — 1.2%
73,200 AZZ Inc. ................................................... 5,659,092
2,000 Chart Industries Inc.† ............................... 329,440
8,000 Graham Corp.† ......................................... 218,240
48,080 ITT Inc. .................................................... 6,540,322
256,645 Mueller Water Products Inc., Cl. A ............. 4,129,418
30,000 Park-Ohio Holdings Corp. ......................... 800,400
17,676,912
Electric Integrated  — 50.9%
251,000 ALLETE Inc. ............................................. 14,969,640
171,400 Alliant Energy Corp. .................................. 8,638,560
488,700 Ameren Corp. ........................................... 36,144,252
599,300 American Electric Power Co. Inc. .............. 51,599,730
130,000 Avangrid Inc. ............................................ 4,737,200
291,000 Avista Corp. ............................................. 10,190,820
425,400 Black Hills Corp. ....................................... 23,226,840
60,873 CMS Energy Corp. .................................... 3,673,077
395,800 Dominion Energy Inc. ............................... 19,469,402
17,700 DTE Energy Co. ........................................ 1,984,878
262,700 Duke Energy Corp. ................................... 25,405,717
318,500 Edison International .................................. 22,527,505
11,900 Entergy Corp. ........................................... 1,257,592
949,807 Evergy Inc. ............................................... 50,700,698
699,750 Eversource Energy .................................... 41,824,057
318,236 Exelon Corp. ............................................ 11,956,127
319,791 FirstEnergy Corp. ..................................... 12,350,328
155,000 Fortis Inc. ................................................ 6,124,248
775,000 Hawaiian Electric Industries Inc. ............... 8,734,250
44,200 IDACORP Inc. ........................................... 4,105,738
234,000 MGE Energy Inc. ...................................... 18,420,480
1,869,373 NextEra Energy Inc. .................................. 119,471,628
260,000 NiSource Inc. ........................................... 7,191,600
426,000 Northwestern Energy Group Inc. ............... 21,696,180
786,000 OGE Energy Corp. ..................................... 26,959,800
451,200 Otter Tail Corp. ......................................... 38,983,680
286,600 PG&E Corp. .............................................. 4,803,416
Shares
Market
Value
315,000 Pinnacle West Capital Corp. ...................... $ 23,539,950
230,523 PNM Resources Inc. ................................. 8,676,886
130,799 Portland General Electric Co. ..................... 5,493,558
536,492 PPL Corp. ................................................ 14,769,625
181,895 Public Service Enterprise Group Inc. ......... 12,146,948
410,450 The Southern Co. ..................................... 29,445,683
50,000 Unitil Corp. ............................................... 2,617,500
532,600 WEC Energy Group Inc. ............................ 43,737,112
399,250 Xcel Energy Inc. ....................................... 21,459,687
759,034,392
Electric Transmission and Distribution  — 1.3%
38,000 Consolidated Edison Inc. .......................... 3,450,780
82,067 Constellation Energy Corp. ........................ 15,170,085
12,000 Sempra .................................................... 861,960
1,500 The Timken Co. ........................................ 131,145
19,613,970
Environmental Services  — 0.2%
500 Badger Meter Inc. ..................................... 80,905
496 Tetra Tech Inc. .......................................... 91,616
78,000 Veolia Environnement SA .......................... 2,535,449
2,000 Waste Connections Inc. ............................ 344,020
3,051,990
Global Utilities  — 2.9%
14,100 AES Brasil Energia SA† ............................. 28,704
36,000 Chubu Electric Power Co. Inc. ................... 469,560
20,000 E.ON SE ................................................... 278,020
5,000 EDP - Energias de Portugal SA, ADR ......... 196,050
204,500 Emera Inc. ............................................... 7,196,866
34,500 Enagas SA ................................................ 512,338
100,000 Endesa SA ................................................ 1,851,846
290,000 Enel SpA .................................................. 1,914,430
75,000 Equinor ASA ............................................. 1,978,538
550,000 Hera SpA ................................................. 1,937,938
18,000 Hokkaido Electric Power Co. Inc. ............... 98,014
6,600,000 Huaneng Power International Inc., Cl. H† .. 3,887,363
326,000 Iberdrola SA ............................................. 4,042,850
39,000 Iberdrola SA, ADR .................................... 1,944,150
25,000 Italgas SpA .............................................. 145,645
200,000 Korea Electric Power Corp., ADR† ............. 1,666,000
50,000 Kyushu Electric Power Co. Inc. ................. 447,549
100,000 National Grid plc ....................................... 1,345,452
37,000 National Grid plc, ADR .............................. 2,524,140
323,500 Redeia Corp. SA ....................................... 5,516,071
29,000 Shikoku Electric Power Co. Inc. ................ 225,958
2,000 Snam SpA ................................................ 9,442
13,000 The Chugoku Electric Power Co. Inc. ......... 97,728
300,000 The Kansai Electric Power Co. Inc. ............ 4,258,819
100,000 Tohoku Electric Power Co. Inc. .................. 781,477
50,000 Tokyo Electric Power Co. Holdings Inc.† .... 303,276
43,658,224

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Merchant Energy  — 3.6%
3,010,000 The AES Corp. .......................................... $ 53,969,300
Natural Gas Integrated  — 10.3%
485,000 Energy Transfer LP ................................... 7,629,050
61,800 Hess Corp. ............................................... 9,433,152
184,500 Kinder Morgan Inc. ................................... 3,383,730
1,580,200 National Fuel Gas Co. ................................ 84,888,344
481,500 ONEOK Inc. .............................................. 38,601,855
358,000 UGI Corp. ................................................. 8,785,320
152,721,451
Natural Gas Utilities  — 7.5%
67,400 Atmos Energy Corp. ................................. 8,011,838
111,000 CenterPoint Energy Inc. ............................ 3,162,390
2,500 Cheniere Energy Inc. ................................ 403,200
31,500 Chesapeake Utilities Corp. ........................ 3,379,950
100,000 Gulf Coast Ultra Deep Royalty Trust ........... 1,183
14,000 New Jersey Resources Corp. .................... 600,740
435,000 Northwest Natural Holding Co. .................. 16,190,700
148,000 ONE Gas Inc. ............................................ 9,550,440
105,000 RGC Resources Inc. ................................. 2,125,200
813,000 Southwest Gas Holdings Inc. .................... 61,893,690
106,500 Spire Inc. ................................................. 6,535,905
111,855,236
Natural Resources  — 2.1%
18,000 Alliance Resource Partners LP .................. 360,900
272,340 Cameco Corp. .......................................... 11,797,769
33,000 CNX Resources Corp.† ............................. 782,760
4,500 Diamondback Energy Inc. ......................... 891,765
4,300 EOG Resources Inc. .................................. 549,712
303,000 Mueller Industries Inc. .............................. 16,340,790
3,450 Occidental Petroleum Corp. ...................... 224,215
30,947,911
Oil  — 0.3%
20,000 BP plc, ADR ............................................. 753,600
30,000 Callon Petroleum Co.† .............................. 1,072,800
300 Chevron Corp. .......................................... 47,322
37,000 Devon Energy Corp. .................................. 1,856,660
40,000 PrairieSky Royalty Ltd. ............................. 783,434
4,513,816
Services  — 1.8%
97,200 Dril-Quip Inc.† .......................................... 2,189,916
557,000 Enbridge Inc. ............................................ 20,152,260
19,785 Halliburton Co. ......................................... 779,925
94,000 MDU Resources Group Inc. ...................... 2,368,800
6,970 Oceaneering International Inc.† ................. 163,098
21,500 RPC Inc. .................................................. 166,410
Shares
Market
Value
26,000 Schlumberger NV ..................................... $ 1,425,060
27,245,469
Water  — 3.6%
8,000 American States Water Co. ....................... 577,920
98,500 American Water Works Co. Inc. ................ 12,037,685
5,000 California Water Service Group ................. 232,400
7,997 Consolidated Water Co. Ltd. ...................... 234,392
451,450 Essential Utilities Inc. ............................... 16,726,223
8,250 Middlesex Water Co. ................................. 433,125
423,000 Severn Trent plc ....................................... 13,187,069
86,255 SJW Group .............................................. 4,881,171
86,993 The York Water Co. ................................... 3,155,236
54,000 United Utilities Group plc, ADR ................. 1,405,350
52,870,571
TOTAL ENERGY AND UTILITIES ............ 1,287,939,573
COMMUNICATIONS  — 8.4%
Business Services  — 0.0%
605,000 Clear Channel Outdoor Holdings Inc.† ....... 998,250
Cable and Satellite  — 2.0%
1,000 Altice USA Inc., Cl. A† .............................. 2,610
19,500 Charter Communications Inc., Cl. A† ......... 5,667,285
27,500 Cogeco Communications Inc. ................... 1,219,741
75,000 Cogeco Inc. .............................................. 3,150,493
8,000 Comcast Corp., Cl. A ................................ 346,800
75,000 EchoStar Corp., Cl. A† .............................. 1,068,750
4,200 Liberty Broadband Corp., Cl. C† ................ 240,366
265,000 Liberty Global Ltd., Cl. A† ......................... 4,483,800
395,000 Liberty Global Ltd., Cl. C† ......................... 6,967,800
190,000 Liberty Latin America Ltd., Cl. A† .............. 1,324,300
61,483 Liberty Latin America Ltd., Cl. C† .............. 429,766
87,000 Rogers Communications Inc., Cl. B ........... 3,567,000
38,000 TBS Holdings Inc. ..................................... 1,055,555
29,524,266
Telecommunications  — 5.7%
41,500 America Movil SAB de CV, ADR ................. 774,390
479,500 BCE Inc. ................................................... 16,293,410
500,000 Deutsche Telekom AG, ADR ...................... 12,105,000
250,000 Eurotelesites AG† ..................................... 996,588
10,000 GCI Liberty Inc., Escrow†(a) ..................... 0
1,448,000 Koninklijke KPN NV .................................. 5,414,498
13,000,000 Nippon Telegraph & Telephone Corp. ........ 15,457,788
18,000 Orange Belgium SA† ................................ 266,433
270,000 Orascom Investment Holding, GDR†(a) ..... 3,780
225,000 Pharol SGPS SA† ..................................... 11,846
21,000 PLDT Inc., ADR ........................................ 517,860
56,800 Proximus SA ............................................ 459,468
1,550,000 Singapore Telecommunications Ltd. .......... 2,904,277
101,200 Swisscom AG, ADR .................................. 6,215,299
20,000 Tele2 AB, Cl. B .......................................... 164,238
188,000 Telefonica Brasil SA, ADR ......................... 1,893,160

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
235,000 Telefonica SA, ADR ................................... $ 1,036,350
1,000,000 Telekom Austria AG .................................. 8,361,087
354,000 Telephone and Data Systems Inc. .............. 5,671,080
120,000 Telesat Corp.† .......................................... 1,032,000
10,000 TELUS Corp. ............................................ 159,979
34,000 TIM SA, ADR ............................................ 603,500
18,100 VEON Ltd., ADR† ..................................... 434,581
100,000 Verizon Communications Inc. ................... 4,196,000
84,972,612
Wireless Communications  — 0.7%
20,000 Anterix Inc.† ............................................ 672,200
200 Hutchison Telecommunications Hong
Kong Holdings Ltd. ............................... 26
20,000 Millicom International Cellular SA† ........... 404,600
37,957 Millicom International Cellular SA, SDR† ... 773,750
60,000 Operadora De Sites Mexicanos SAB de CV 72,904
70,000 SK Telecom Co. Ltd., ADR ........................ 1,509,200
400 SmarTone Telecommunications Holdings
Ltd. ...................................................... 196
290,000 Turkcell Iletisim Hizmetleri A/S, ADR ......... 1,505,100
124,200 United States Cellular Corp.† .................... 4,533,300
79,000 Vodafone Group plc, ADR ......................... 703,100
10,174,376
TOTAL COMMUNICATIONS .................. 125,669,504
OTHER  — 5.2%
Aerospace  — 0.4%
4,200 Allient Inc. ................................................ 149,856
1,200,000 Rolls-Royce Holdings plc† ........................ 6,462,713
6,612,569
Building and Construction  — 0.3%
10,000 Acciona SA .............................................. 1,217,482
7,300 Arcosa Inc. ............................................... 626,778
1,500 H&E Equipment Services Inc. ................... 96,270
1,000 Herc Holdings Inc. .................................... 168,300
36,000 Johnson Controls International plc ............ 2,351,520
9,000 Knife River Corp.† .................................... 729,720
5,190,070
Consumer Products  — 0.0%
8,000 Essity AB, Cl. A ......................................... 190,583
Diversified Industrial  — 0.3%
1,000 Alstom SA ................................................ 15,244
50,000 Bouygues SA ............................................ 2,040,645
4,205 L.B. Foster Co., Cl. A† ............................... 114,838
1,000 Matthews International Corp., Cl. A ........... 31,080
113,800 Twin Disc Inc. ........................................... 1,881,114
4,082,921
Shares
Market
Value
Electronics  — 0.7%
32,000 Corning Inc. ............................................. $ 1,054,720
4,000 Keysight Technologies Inc.† ...................... 625,520
1,130 Resideo Technologies Inc.† ...................... 25,335
300 Roper Technologies Inc. ........................... 168,252
101,500 Sony Group Corp., ADR ............................ 8,702,610
10,576,437
Entertainment  — 0.0%
100,000 Grupo Televisa SAB, ADR ......................... 320,000
30,000 Ollamani SAB† ......................................... 54,191
374,191
Financial Services  — 0.1%
80,000 Kinnevik AB, Cl. A† ................................... 901,345
1,500,000 Orascom Financial Holding SAE† .............. 10,633
911,978
Health Care  — 0.0%
12,000 Tsumura & Co. ......................................... 298,296
Machinery  — 1.5%
67,400 Astec Industries Inc. ................................. 2,946,054
89,169 Flowserve Corp. ....................................... 4,073,240
47,000 The Gorman-Rupp Co. .............................. 1,858,850
500 Valmont Industries Inc. ............................. 114,140
101,200 Xylem Inc. ................................................ 13,079,088
22,071,372
Metals and Mining  — 0.5%
60,000 Freeport-McMoRan Inc. ............................ 2,821,200
14,200 Vulcan Materials Co. ................................. 3,875,464
6,696,664
Specialty Chemicals  — 0.0%
1,500 Air Products and Chemicals Inc. ............... 363,405
Transportation  — 1.4%
150,000 GATX Corp. .............................................. 20,104,500
TOTAL OTHER ................................ 77,472,986
TOTAL COMMON STOCKS .................. 1,491,082,063
CLOSED-END FUNDS  — 0.0%
40,000 Altaba Inc., Escrow† ................................. 96,000
RIGHTS  — 0.0%
OTHER  — 0.0%
Health Care  — 0.0%
21,000 ABIOMED Inc., CVR† ................................ 36,750

The Gabelli Utilities Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
WARRANTS  — 0.0%
OTHER  — 0.0%
Diversified Industrial  — 0.0%
428,750 SDCL EDGE Acquisition Corp., expire
12/31/28† ............................................. $ 60,025
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.0%
$ 130,000 U.S. Treasury Bill,
5.279%††, 06/27/24 ............................. 128,362
TOTAL INVESTMENTS — 100.0%
(Cost $763,886,202) ............................. $ 1,491,403,200
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt